INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2026
Classes of current inventories [abstract]
Schedule of gross and net inventories

In millions	June 30, 2026	December 31, 2025
Gross inventories	$1,961.1	$1,663.9
Net realizable value valuation provision	(64.4)	(41.8)
Net inventories	$1,896.7	$1,622.1

In millions	June 30, 2026	December 31, 2025
Net inventories
Finished goods	$1,798.7	$1,526.5
Work in progress	50.4	50.8
Raw materials and consumables	47.6	44.8
Total	$1,896.7	$1,622.1